Stockholders' Deficit - Schedule of Fair Value of Options Granted (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Fair Value of Options Granted [Abstract]
Risk free interest rate	4.17%
Expected term (in years)	10 years
Expected volatility	45.00%
Dividend yield	0.00%
Estimated underlying stock price (in Dollars per share)	$ 2,897.12
Fair value of options (per share) (in Dollars per share)	$ 1,851.67